Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
NET SALES	$ 298,179	$ 279,234	$ 260,933
Cost of goods sold	244,313	228,971	218,770
GROSS PROFIT	53,866	50,263	42,163
Engineering, selling, and administrative expenses	34,934	33,920	33,443
Loss on settlement of pension obligation	2,144
INCOME FROM OPERATIONS	16,788	16,343	8,720
Interest income	21	69	119
Equity (loss) income of joint ventures	(225)	(1,071)	1,246
Interest expense	(34)	(81)	(175)
Other income, net	329	582	220
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	16,879	15,842	10,130
Provision for income taxes	5,366	3,589	2,540
NET INCOME	11,513	12,253	7,590
Net income attributable to non-controlling interest	2,138	3,460	2,172
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	9,375	8,793	5,418
COMPREHENSIVE INCOME (LOSS):
NET INCOME	11,513	12,253	7,590
Change in cumulative translation adjustments	736	(2,080)	1,777
Pension and postretirement plan funded status adjustment, net of tax	12,818	(11,990)	8,450
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	13,554	(14,070)	10,227
COMPREHENSIVE INCOME (LOSS)	25,067	(1,817)	17,817
Comprehensive income attributable to non-controlling interest	2,147	3,397	2,208
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 22,920	$ (5,214)	$ 15,609
EARNINGS PER SHARE:
Basic	$ 2.77	$ 2.66	$ 1.65
Diluted	$ 2.72	$ 2.64	$ 1.63
AVERAGE SHARES OUTSTANDING:
Basic	3,327	3,300	3,285
Diluted	3,379	3,330	3,323